Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2022
Tools, Dies and Molds [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	2 years
Tools, Dies and Molds [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	3 years